Operating expense (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of Operating Expenses
The table presents operating expenses by nature (in USD thousands):

	For the year ended December 31,
	2022	2021	2020
Changes in inventories of finished goods and work in progress	$47	$568	$(259)
Raw materials and consumables used	(13,341)	(9,650)	(3,843)
Employee benefit expenses	(59,333)	(53,802)	(36,732)
Social charges	(11,480)	(8,373)	(6,983)
COVID—salaries reimbursement	—	—	1,129
Research tax credit	1,292	1,597	763
Share-based compensation	(13,613)	(8,514)	(1,359)
Depreciation	(3,791)	(2,517)	(1,758)
Amortization	(1,780)	(1,092)	(632)
Professional fees	(13,837)	(11,318)	(5,371)
Office expenses	(6,635)	(5,333)	(2,006)
Travel	(3,217)	(1,576)	(1,361)
Marketing	(2,213)	(1,493)	(972)
Licenses	(3,949)	(2,021)	(1,647)
Less: capitalized software development costs ("Note 17 - Intangible assets”)	5,820	3,858	2,436
Other expense	(9,730)	(12,381)	(7,099)
Total	$(135,760)	$(112,047)	$(65,694)

Summary of Depreciation and Amortization have Charged in Expense
Depreciation and amortization have been charged in the following expense categories (in USD thousands):

	For the year ended December 31,
	2022		2021		2020
	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
Cost of revenue	$—	$(1,133)	$—	$(483)	$—	$(111)
Research and development costs	(1,748)	—	(1,028)	—	(727)	—
Selling and marketing costs	(906)	—	(744)	—	(543)	—
General and administrative costs	(1,137)	(647)	(745)	(609)	(488)	(521)
Total	$(3,791)	$(1,780)	$(2,517)	$(1,092)	$(1,758)	$(632)

Summary of Employee Benefit Expenses, Social Charges and Share-based Compensation from the Operating Expense
The table presents employee costs by function, which consists of “Employee benefit expenses”, “Social charges” and “Share-based compensation” from the operating expense table (in USD thousands):

	For the year ended December 31,
	2022	2021	2020
Research and development costs	$29,169	$23,899	$16,109
Selling and marketing costs	20,216	21,659	12,085
General and administrative costs	35,041	25,131	16,880
Total	$84,426	$70,689	$45,074